Quarterly Holdings Report
for
Fidelity Advisor® Biotechnology Fund
October 31, 2024
AFBT-NPRT1-1224
1.809084.121
Common Stocks - 97.8%
	Shares	Value ($)
BELGIUM - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
UCB SA	97,300	18,712,172
CANADA - 1.6%
Health Care - 1.6%
Biotechnology - 1.6%
Xenon Pharmaceuticals Inc (b)	710,758	29,219,261
CHINA - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Zai Lab Ltd ADR (b)	175,100	5,291,522
DENMARK - 2.8%
Health Care - 2.8%
Biotechnology - 2.8%
Ascendis Pharma A/S ADR (b)	434,425	53,356,079
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	39,800	4,501,380
NETHERLANDS - 4.7%
Health Care - 4.7%
Biotechnology - 4.7%
Argenx SE ADR (b)	107,100	62,792,730
Merus NV (b)(c)	521,209	26,023,965

TOTAL NETHERLANDS		88,816,695
UNITED KINGDOM - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Autolus Therapeutics PLC ADR (b)	1,940,346	6,538,966
Bicycle Therapeutics PLC ADR (b)	150,200	3,521,439

TOTAL UNITED KINGDOM		10,060,405
UNITED STATES - 86.7%
Health Care - 86.7%
Biotechnology - 82.9%
AbbVie Inc	1,777,380	362,354,462
Aerovate Therapeutics Inc (e)(g)(h)	131,903	652,781
Allakos Inc (b)(d)	4,856,700	6,070,875
Allogene Therapeutics Inc (b)(c)	2,074,832	5,301,196
Alnylam Pharmaceuticals Inc (b)	345,386	92,076,454
ALX Oncology Holdings Inc (b)	199,610	285,442
Amgen Inc	631,803	202,278,048
AnaptysBio Inc (b)	423,100	9,151,653
Annexon Inc (b)	791,648	5,794,863
Apellis Pharmaceuticals Inc (b)	333,600	9,093,936
Apogee Therapeutics Inc (b)	470,123	24,465,201
Arcellx Inc (b)	256,700	21,632,109
Astria Therapeutics Inc (b)(c)	978,738	10,942,291
Astria Therapeutics Inc warrants (b)	247,630	1,470,450
Bicara Therapeutics Inc (c)	285,516	6,761,019
Boundless Bio Inc (b)	9,400	27,448
Boundless Bio Inc (f)	189,933	554,604
Bridgebio Pharma Inc (b)	59,900	1,402,259
Bridgebio Pharma Inc (b)(e)	393,764	9,218,015
Cargo Therapeutics Inc (b)(c)	373,763	7,288,379
Cartesian Therapeutics Inc (b)	167,950	3,325,410
Celldex Therapeutics Inc (b)	444,252	11,577,207
Cogent Biosciences Inc (b)(c)	1,331,700	15,301,233
Crinetics Pharmaceuticals Inc (b)	541,070	30,278,277
Cytokinetics Inc (b)	535,971	27,334,521
Day One Biopharmaceuticals Inc (b)(c)	764,515	11,253,661
Denali Therapeutics Inc (b)	494,700	12,842,412
Dianthus Therapeutics Inc (b)(c)	500,662	13,948,443
Dyne Therapeutics Inc (b)	231,615	6,684,409
Exact Sciences Corp (b)	364,700	25,138,771
GlycoMimetics Inc (d)(e)(g)(h)	26,786,508	7,868,269
Immunovant Inc (b)	466,900	13,661,494
Janux Therapeutics Inc (b)	391,585	21,141,674
Keros Therapeutics Inc (b)	249,200	14,463,568
Larimar Therapeutics Inc (b)(c)	524,800	4,316,480
Madrigal Pharmaceuticals Inc (b)(c)	60,100	15,586,334
Mineralys Therapeutics Inc (b)	301,700	4,036,746
Monte Rosa Therapeutics Inc (b)(c)	982,758	8,353,443
MoonLake Immunotherapeutics Class A (b)	204,962	9,514,336
Neurogene Inc (b)(c)	133,000	5,853,330
Nurix Therapeutics Inc (b)	1,036,600	25,479,628
Nuvalent Inc Class A (b)	378,177	33,464,883
Oruka Therapeutics Inc	411,728	11,528,384
Oruka Therapeutics Inc (e)	141,572	3,964,016
Perspective Therapeutics Inc (b)(c)	1,052,713	12,432,541
Q32 Bio Inc (b)(c)	201,678	9,525,252
Regeneron Pharmaceuticals Inc (b)	112,700	94,465,140
REVOLUTION Medicines Inc (b)	375,200	20,073,200
Sarepta Therapeutics Inc (b)	89,400	11,264,400
Savara Inc (b)(c)	986,500	3,585,928
Scholar Rock Holding Corp (b)(c)	663,968	18,883,250
Scholar Rock Holding Corp warrants 12/31/2025 (b)(e)	6,000	128,646
Shattuck Labs Inc (b)(c)	22,923	28,883
Soleno Therapeutics Inc (b)	114,900	6,326,394
Spyre Therapeutics Inc (b)(c)	629,468	20,476,594
Summit Therapeutics Inc (b)(c)	201,200	3,740,308
Tango Therapeutics Inc (b)	724,721	3,938,859
Tectonic Therapeutic Inc (b)	142,600	5,850,878
Tectonic Therapeutic Inc (e)	72,841	2,988,666
Travere Therapeutics Inc (b)	528,600	9,250,500
Tyra Biosciences Inc (b)	198,288	3,307,444
Upstream Bio Inc	79,600	1,974,080
Vaxcyte Inc (b)	426,829	45,393,264
Vertex Pharmaceuticals Inc (b)	172,400	82,058,952
Viking Therapeutics Inc (b)(c)	716,687	51,988,475
Viridian Therapeutics Inc (b)(c)	1,441,723	31,097,965
Zenas Biopharma Inc (c)	274,700	5,833,255
		1,558,351,288
Pharmaceuticals - 3.8%
Afferent Pharmaceuticals Inc rights 12/31/2024 (b)(g)	1,915,787	383,157
Arvinas Inc (b)	211,500	5,589,945
Axsome Therapeutics Inc (b)(c)	53,100	4,727,493
Contineum Therapeutics Inc Class A (c)	264,800	4,438,048
Enliven Therapeutics Inc (b)(c)	676,113	18,829,748
Enliven Therapeutics Inc (e)	73,200	2,038,620
Enliven Therapeutics Inc rights (b)(g)	739,725	7
Neumora Therapeutics Inc (b)(c)	441,700	5,057,465
Rapport Therapeutics Inc (b)	13,400	328,702
Rapport Therapeutics Inc (i)	167,046	4,097,638
Structure Therapeutics Inc ADR (b)(c)	315,269	12,973,319
Third Harmonic Bio Inc (b)(c)	343,400	4,735,486
WaVe Life Sciences Ltd (b)	490,190	6,720,505
		69,920,133
TOTAL UNITED STATES		1,628,271,421
TOTAL COMMON STOCKS (Cost $1,108,964,083)		1,838,228,935

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (e)(g) (Cost $831,313)	831,313	871,465

Convertible Preferred Stocks - 1.7%
	Shares	Value ($)
UNITED STATES - 1.7%
Financials - 0.1%
Financial Services - 0.1%
Kartos Therapeutics Inc Series C (b)(e)(g)	530,692	3,428,270
Health Care - 1.6%
Biotechnology - 1.4%
Bright Peak Therapeutics Inc. Series B (b)(e)(g)	1,920,122	3,110,598
Bright Peak Therapeutics Inc. Series C (e)(g)	873,604	995,908
Cardurion Pharmaceuticals Inc Series B (e)(g)	331,596	1,624,820
Endeavor BioMedicines Inc Series C (e)(g)	526,643	3,781,297
LifeMine Therapeutics Inc Series C (b)(e)(g)	1,950,028	1,443,021
Oruka Therapeutics Inc (e)	56	1,568,000
Parabilis Medicines Inc Series D (b)(e)(g)	239,281	1,452,436
Sonoma Biotherapeutics Inc Series B (b)(e)(g)	1,967,762	5,667,155
Sonoma Biotherapeutics Inc Series B1 (b)(e)(g)	1,049,456	3,410,732
T-Knife Therapeutics Inc Series B (b)(e)(g)	1,300,097	1,768,132
Treeline Biosciences Series A (b)(e)(g)	47,600	390,796
		25,212,895
Health Care Technology - 0.2%
Candid Therapeutics (e)(g)	1,500,060	1,800,072
Wugen Inc Series B (b)(e)(g)	580,277	2,442,966
		4,243,038
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals Inc Series C (b)(e)(g)	1,915,787	19
TOTAL HEALTH CARE		29,455,952

TOTAL UNITED STATES		32,884,222
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $45,557,852)		32,884,222

Money Market Funds - 8.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.87	12,453,773	12,456,263
Fidelity Securities Lending Cash Central Fund (j)(k)	4.87	155,396,323	155,411,863
TOTAL MONEY MARKET FUNDS (Cost $167,864,003)			167,868,126

TOTAL INVESTMENT IN SECURITIES - 108.4% (Cost $1,323,217,251)	2,039,852,748
NET OTHER ASSETS (LIABILITIES) - (8.4)%	(158,655,790)
NET ASSETS - 100.0%	1,881,196,958

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,614,700 or 3.1% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $554,604 or 0.0% of net assets.

(g)	Level 3 security
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $4,097,638 and all restrictions are set to expire on or before December 31, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aerovate Therapeutics Inc	10/30/24	783,600

Afferent Pharmaceuticals Inc Series C	7/01/15	0

Bridgebio Pharma Inc	9/25/23	10,737,944

Bright Peak Therapeutics Inc. Series B	5/14/21	7,499,997

Bright Peak Therapeutics Inc. Series C	5/07/24	990,230

Candid Therapeutics	8/27/24	1,800,072

Cardurion Pharmaceuticals Inc Series B	7/10/24	1,624,025

Endeavor BioMedicines Inc Series C	4/22/24	3,436,135

Enliven Therapeutics Inc	3/19/24	1,024,800

GlycoMimetics Inc	10/28/24	3,320,670

Kartos Therapeutics Inc Series C	8/22/23	3,000,002

LifeMine Therapeutics Inc Series C	2/15/22	3,971,408

Oruka Therapeutics Inc	9/12/24	1,288,000

Oruka Therapeutics Inc	9/12/24	3,256,156

Parabilis Medicines Inc Series D	11/17/22	2,575,405

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

Sonoma Biotherapeutics Inc Series B	7/26/21	3,888,888

Sonoma Biotherapeutics Inc Series B1	7/26/21	3,111,112

T-Knife Therapeutics Inc Series B	6/30/21	7,500,000

Tectonic Therapeutic Inc	1/30/24	1,689,995

Treeline Biosciences Series A	7/30/21	372,589

Wugen Inc 10% 6/14/2025	6/14/24	831,313

Wugen Inc Series B	7/09/21	4,499,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	21,081,884	110,578,263	119,203,884	215,883	-	-	12,456,263	0.0%
Fidelity Securities Lending Cash Central Fund	155,099,956	256,195,088	255,883,181	191,095	-	-	155,411,863	0.6%
Total	176,181,840	366,773,351	375,087,065	406,978	-	-	167,868,126

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Allakos Inc	4,371,030	-	-	-	-	1,699,845	6,070,875
GlycoMimetics Inc	-	3,320,670	-	-	-	4,547,599	7,868,269
Total	4,371,030	3,320,670	-	-	-	6,247,444	13,939,144

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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